Significant Accounting Policies (Details) - Schedule of operating lease liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Operating Lease Liabilities Abstract
2022	$ 62,378	$ 114,085
2023	148,138	114,085
2024	135,433	99,786
2025	132,891	96,926
2026	132,891	96,926
2027	110,742	$ 80,772
Total undiscounted cash flows	722,473
Less: imputed interest	86,062
Present value of operating lease liabilities	$ 636,411